PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
PROPERTY AND EQUIPMENT, NET
Depreciation, depletion and amortization	$ 137,151	$ 130,559	$ 310,940	$ 387,779	$ 379,947
Depreciation expense			$ 301,916	$ 387,779	$ 379,947